Basis of Preparation	12 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation

3.	Basis of Preparation:

The consolidated financial statements and accompanying footnotes are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.